Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

Note 5 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2023 and March 31, 2023 were as follows (in thousands):

	December 31,	March 31,
	2023	2023
Accounts payable	$1,546	$1,541
Accrued revenue share	3,925	3,039
Other accrued liabilities	2,331	2,318
	$7,802	$6,898

Accrued revenue share can be attributed to monies owed to content creators who provide their podcast or other media content for the Company to sell to consumers. The Company accrues a liability based on the percentage of revenue owed to each content creator at the time of sale.

Note 6 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at March 31, 2023 and 2022 were as follows (in thousands):

	March,	March 31,
	2023	2022
Accounts payable	$1,541	$2,453
Accrued revenue share	3,039	3,391
Other accrued liabilities	2,318	1,554
	$6,898	$6,998

Accrued revenue share can be attributed to monies owed to content creators who contribute their podcast or other media content for the Company to sell to consumers. The Company accrues a liability based on the percentage of revenue owed to each content creator at the time of sale.